FORM N-SAR-U
                                 ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:               /    /    (a)

or fiscal year ending:                            12/31/11  (b)

Is this a transition report?:(Y/N)                    N
                                                  --------

Is this an amendment to a previous filing? (Y/N)      N
                                                  --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   First Investors Life Variable Annuity Fund C


   B. File Number:       811-6130

   C. Telephone Number:  (212) 858-8200

2. A. Street:            110 Wall Street

   B. City:  New York   C. State: New York   D. Zip Code: 10005  Zip Ext:

     E. Foreign Country:                                         Foreign Postal
                                                                 Code:


3.      Is this the first filing on this form by Registrant? (Y/N)       N
                                                                      --------

4.      Is this the last filing on this form by Registrant? (Y/N)        N
                                                                      --------

5.      Is Registrant a small business investment company (SBIC)?
        (Y/N) [If answer is "Y" (Yes), complete only items               N
        89 through 110.]                                              --------

6.      Is Registrant a unit investment trust (UIT)? (Y/N)
        [If answer is "Y" (Yes), complete only items 111                 Y
        through 132.]                                                 --------

7.      A. Is Registrant a series or multiple portfolio company?
        (Y/N) [If answer is "N" (No), go to item 8.]                  --------

        B. How many separate series or portfolios
        did Registrant have at the end of the period?                 --------




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                                                        -----------------------
                                                         If filing more than one
        For period ending  12/31/11                      Page 43, "X" box: [_]
                           ------------------            -----------------------
        File number 811-   6130
                           ------------------


      UNIT INVESTMENT TRUSTS

111.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


111.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

112.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

                                                         -----------------------
                                                         If filing more than one
        For period ending  12/31/11                      Page 44, "X" box: [_]
                           ------------------            -----------------------
        File number 811-   6130
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113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


113.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code


114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
                                                                     Foreign
       E.      Foreign Country                                       Postal Code


114.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City: New York  State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

115.   A. [/]  Independent Public Accountant Name: KPMG

       B. [/]  City: NEW YORK  State: NY         C. Zip Code: 10154  Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

115.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:           State:            C. Zip Code:        Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

116.   Family of investment companies information:
       A. [/]  Is Registrant part of a family of investment
               companies? (Y/N)        __________
                                                                     ----------
                                                                      Y/N
       B. [/]  Identify the family in 10 letters: _ _ _ _ _ _

      (NOTE:   In filling this form, use this identification consistently for
               all investment companies in   family.  This designation is for
               purposes of this form only.)




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                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/11                       Page 45, "X"  box: [_]
                          --------------                 -----------------------
        File number 811-  6130
                          --------------

117.   A. [/]  Is Registrant a separate account of an
               insurance company? (Y/N)    ____________
                                                                             ---
                                                                             Y/N

               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B. [/]  Variable annuity contracts? (Y/N)_______________
                                                                             ---
                                                                             Y/N

       C. [/]  Scheduled premium variable life contracts? (Y/N)______
                                                                             ---
                                                                             Y/N

       D. [/]  Flexible premium variable life contracts? (Y/N)______
                                                                             ---
                                                                             Y/N

       E. [/]  Other types of insurance products registered under
               the Securities Act of 1933? (Y/N)_________________            ---
                                                                             Y/N

118.  [/]  State the number of series existing at the
           end of the period that had securities
           registered under the Securities Act of
           1933______________                                     ______

119.       [/] State the number of new series for which
               registration statements under the Securities       ______
               Act of 1933 became effective during the period

120.       [/] State the total value of the portfolio securities
               on the date of deposit for the new series
               included in item 119 ($000's omitted)___________   ______

121.       [/] State the number of series for which a current
               prospectus was in existence at the end of the
               period__________________________________________   ______

122.       [/] State the number of existing series for which
               additional units were registered under the Securities Act of 1933 during the current period_ ______

123.       [/] State the total value of the additional units
               considered in answering item 122 $ ($000's
               omitted) _________________________________________    $  20,682
                                                                     ---------

124.       [/] State the total value of units of prior series
               that were placed in the portfolios of subsequent
               series during the current period (the value of these
               units is to be measured on the date they were
               placed in the subsequent series) ($000's omitted)     $
                                                                     ---------

125.  [/]  State the total dollar amount of sales loads
           collected (before reallowances to other
           brokers or dealers) by Registrant's
           principal underwriter and any underwriter
           which is an affiliated person of the
           principal underwriter during the current
           period solely from the sale of units of all
           series of Registrant ($000's omitted)_____________       $    1,209
                                                                    ----------





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                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/11                       Page 46, "X"  box: [_]
                          --------------                 -----------------------
        File number 811-  6130
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126.  Of the amount shown in item 125, state the total
      dollar amount of sales loads collected from secondary
      market operations in Registrant's units (include
      the sales loads, if any, collected on $ units of a
      prior series placed in the portfolio of a subsequent
      series.) ($000's omitted)_____________________        $        0
                                                             -------------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       NUMBER OF       TOTAL         TOTAL
                                         SERIES       ASSETS         INCOME
                                       INVESTING      ($000'S     DISTRIBUTIONS
                                       ---------      OMITTED    (000'S OMITTED)
                                                      -------     --------------

A.    U.S. Treasury direct issue_____                $               $
                                        --------      --------        --------
B.    U.S. Government agency_________                $               $
                                        --------      --------        --------
C.    State and municipal tax-free___                $               $
                                        --------      --------        --------
D.    Public utility debt____________                $               $
                                        --------      --------        --------
E.    Brokers or dealers debt
      or debt of brokers' or
      dealers' parent_______________                 $               $
                                        --------      --------        --------
F.    All other corporate intermed. &
      long-term debt________________                 $               $
                                        --------      --------        --------
G.    All other corporate short-term
      debt__________________________                 $               $
                                        --------      --------        --------
H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers____________                 $               $
                                        --------      --------        --------
I.    Investment company equity
      securities                            1        $ 231,198       $   5,277
                                        --------      --------        --------
J.    All other equity securities           	     $		     $
                                        --------      --------        --------
K.    Other securities                               $               $
                                        --------      --------        --------
L.    Total assets of all series of
      registrants                           1        $ 231,198       $   5,277
                                        --------      --------        --------




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                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/11                       Page 47, "X"  box: [_]
                          --------------                 -----------------------
        File number 811-  6130
                          --------------

128.  [/]  Is the timely payment of principal and
           interest on any of the portfolio securities
           held by any of Registrant's series at the
           end of the current period insured or
           guaranteed by an entity other than the
           issuer?                                                      --------
           (Y/N)_________________________________________               Y/N


129.  [/]  Is the issuer of any instrument covered in
           item 128 delinquent or in default as to
           payment of principal or interest at the end
           of the current period? (Y/N)___________________
                                                                        --------
                                                                         Y/N
           [If answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per
           unit, is any part of the value attributed to
           instruments identified in item 129 derived
           from insurance or guarantees? (Y/N)_____________             --------
                                                                         Y/N

           [If answer is "N" (No), go to item 131.]

131.  Total expenses incurred by all series of Registrant
      during the current reporting period $ ($000's omitted)           $     698
                                                                        --------

132.       [/] List the "811" (Investment Company Act of
               1940) registration number for all Series of Registrant that are being included in this filing

811-_________  811-_________   811-_________    811-___________   811-__________

811-_________  811-_________   811-_________    811-___________   811-__________

811-_________  811-_________   811-_________    811-___________   811-__________

      This report is signed on behalf of the depositor in the City and State of New York on the 17th day of February, 2012.


                                    FIRST INVESTORS LIFE INSURANCE COMPANY
                                    Depositor




Witness    /s/ Lawrence M. Falcon      By /s/ Carol E. Springsteen
           ---------------------       ----------------------------
           Lawrence M. Falcon          Carol E. Springsteen
           Senior Vice President       President